Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of	As of
	December 31, 2017	December 31, 2016
Land use rights	$10,495,188	$9,834,218
Trademark	9,802	6,652
Patents	5,781	5,418
Total	10,510,771	9,846,288
Less: accumulated amortization	(632,177)	(398,802)
Intangible assets, net	$9,878,594	$9,447,486

Amortization expense was $198,917, $161,019 and $39,361 for the years ended December 31, 2017, 2016 and 2015, respectively.

Estimated future amortization expense for intangible assets is as follows:

Periods ending December 31,	Amortization expense

2018	$211,566
2019	210,830
2020	210,830
2021	210,517
2022	210,382
Thereafter	8,824,469
$9,878,594